Commitments (Tables)	12 Months Ended
Mar. 31, 2026
Commitments [Abstract]
Schedule of Significant Commitments for Purchase of Goods and Services

Significant commitments for the purchase of goods and services are as follows:

		(In millions of yen)
	March 31, 2025	March 31, 2026
Purchase contracts for services	3,738	25,175
Intangible assets	1,138	515
Property and equipment	192	494
Total	5,068	26,184